Goodwill	9 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	Goodwill
The change in the carrying amount of goodwill between December 31, 2024 and September 30, 2025 is as follows:

Nine Months Ended
September 30, 2025 (As Restated)
(in thousands)
Opening balance at December 31, 2024	$9,051,410
Prior period acquisitions	5,108
Impairment	(364,248)
Foreign exchange movement	36,105
Closing balance	$8,728,375
    The Company completed its assessment for impairment as at September 30, 2025, performing a quantitative assessment using a discounted cash flow method under the income approach to estimate the fair values of each reporting unit. As a result of this impairment test of goodwill, a non-cash goodwill impairment charge of $364.2 million was identified in respect of the Data Solutions Reporting Unit. The Company performed a quantitative impairment assessment using a discounted cash flow method under the income approach to estimate the fair values of each reporting unit, no impairment was identified in the Company’s other reporting units.